Employee benefit plans - Investments Policies and Strategies (Details) - Pension plans	Dec. 31, 2021	Dec. 31, 2020
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	100.00%	100.00%
Target allocation	100.00%	100.00%
Debt securities (including debt mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	39.00%	37.00%
Target allocation	32.00%	30.00%
Equity securities (including equity mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	51.00%	50.00%
Target allocation	53.00%	52.00%
Other
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	10.00%	13.00%
Target allocation	15.00%	18.00%